JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 60.2%
Afterpay Ltd.*	476,917	33,900,381
AGL Energy Ltd.	1,251,845	6,629,314
Alumina Ltd.	4,722,515	5,791,359
AMP Ltd.(a)	6,905,065	5,289,813
Ampol Ltd.	478,814	9,968,030
APA Group	2,370,727	16,635,362
Aristocrat Leisure Ltd.	1,283,010	39,318,085
ASX Ltd.	388,985	22,035,839
Aurizon Holdings Ltd.	3,698,475	10,495,919
AusNet Services Ltd.	3,742,476	5,005,112
Australia & New Zealand Banking Group Ltd.	5,717,470	116,399,584
Bendigo & Adelaide Bank Ltd.	1,097,916	8,334,597
BHP Group Ltd.	5,919,017	232,492,014
BlueScope Steel Ltd.	1,012,282	17,951,128
Boral Ltd.*	2,054,019	10,855,934
Brambles Ltd.	2,903,744	24,860,905
Challenger Ltd.	1,154,626	4,832,652
CIMIC Group Ltd.(a)	143,858	2,181,370
Cochlear Ltd.	132,095	23,898,485
Coles Group Ltd.	2,680,227	34,493,291
Commonwealth Bank of Australia	3,564,641	261,316,952
Computershare Ltd.	1,140,273	13,110,504
Crown Resorts Ltd.*	721,117	4,575,034
CSL Ltd.	914,460	194,679,997
Dexus, REIT	2,161,105	16,325,094
Domino’s Pizza Enterprises Ltd.	126,909	10,919,281
Evolution Mining Ltd.	3,641,933	11,076,129
Fortescue Metals Group Ltd.	3,340,699	61,043,253
Goodman Group, REIT	3,377,908	56,181,911
GPT Group (The), REIT	3,871,127	13,272,951
Harvey Norman Holdings Ltd.	1,376,964	5,750,780
Incitec Pivot Ltd.	3,902,460	7,692,743
Insurance Australia Group Ltd.	4,953,057	17,663,361
LendLease Corp. Ltd.	1,383,557	12,418,538
Macquarie Group Ltd.	683,375	78,908,257
Magellan Financial Group Ltd.	288,047	10,392,486
Medibank Pvt Ltd.	5,533,542	13,495,670
Mirvac Group, REIT	7,911,626	16,605,722
National Australia Bank Ltd.	6,627,792	126,390,317
Newcrest Mining Ltd.	1,642,158	31,738,895
Northern Star Resources Ltd.	2,337,675	17,418,411
Orica Ltd.	817,619	7,457,298
Origin Energy Ltd.	3,538,752	10,691,406
Qantas Airways Ltd.*	1,856,893	6,259,629
QBE Insurance Group Ltd.	2,964,004	23,753,246
Ramsay Health Care Ltd.	372,506	17,617,238
REA Group Ltd.	100,876	12,016,738
Reece Ltd.	571,100	9,907,298
Rio Tinto Ltd.	745,874	73,103,066
Santos Ltd.	3,766,900	17,775,564
Scentre Group, REIT	10,428,882	19,911,264
SEEK Ltd.	709,335	15,344,287
Seven Group Holdings Ltd.	312,399	5,357,869
Sonic Healthcare Ltd.	960,144	28,368,809
South32 Ltd.	9,481,447	20,776,615
Stockland, REIT	4,796,481	15,512,385
Suncorp Group Ltd.	2,577,828	21,893,142
Sydney Airport*	2,656,988	15,288,782
Tabcorp Holdings Ltd.	4,463,834	16,293,479
Telstra Corp. Ltd.	8,363,908	23,297,024
TPG Telecom Ltd.	747,185	3,409,253
Transurban Group	5,501,608	58,029,805
Treasury Wine Estates Ltd.	1,450,390	12,722,408
Vicinity Centres, REIT	7,774,749	8,884,111
Washington H Soul Pattinson & Co. Ltd.(a)	250,126	6,022,008
Wesfarmers Ltd.	2,278,196	102,716,278
Westpac Banking Corp.	7,371,203	132,404,836
WiseTech Global Ltd.	313,366	7,107,953
Woodside Petroleum Ltd.	1,936,096	31,101,383
Woolworths Group Ltd.	2,547,055	72,861,615
Worley Ltd.	639,883	5,254,338

		2,413,484,587

China — 1.3%
Budweiser Brewing Co. APAC Ltd.(b)	3,459,400	9,654,541
China Evergrande New Energy Vehicle Group Ltd.*(a)	4,907,000	7,925,453
Chow Tai Fook Jewellery Group Ltd.	4,420,600	9,267,771
ESR Cayman Ltd.*(b)	2,029,400	7,132,970
Wilmar International Ltd.	5,703,200	18,264,814

		52,245,549

Hong Kong — 22.8%
AIA Group Ltd.	24,304,800	290,825,508
ASM Pacific Technology Ltd.	619,100	7,982,488
Bank of East Asia Ltd. (The)	3,167,400	5,218,698
Cathay Pacific Airways Ltd.*(a)	1,941,636	1,557,965
CK Asset Holdings Ltd.	3,956,000	26,915,439
CK Infrastructure Holdings Ltd.	1,223,500	7,386,131
CLP Holdings Ltd.	3,248,000	33,491,521
Dairy Farm International Holdings Ltd.	598,200	2,247,987
Hang Lung Properties Ltd.	3,704,000	9,587,397
Hang Seng Bank Ltd.	1,459,800	27,957,294
Henderson Land Development Co. Ltd.	2,724,700	12,173,692
HK Electric Investments & HK Electric Investments Ltd.(b)	4,615,500	4,681,052
HKT Trust & HKT Ltd.	7,304,000	9,928,175
Hong Kong & China Gas Co. Ltd.	22,493,789	36,582,524
Hong Kong Exchanges & Clearing Ltd.	2,394,400	153,025,364
Jardine Matheson Holdings Ltd.	524,800	31,223,335
Link, REIT	4,183,000	39,974,229
MTR Corp. Ltd.	3,105,500	18,411,424
New World Development Co. Ltd.	2,857,250	13,545,548
Power Assets Holdings Ltd.	2,745,000	17,746,959
Sino Land Co. Ltd.	6,394,000	9,797,963
Sun Hung Kai Properties Ltd.	3,086,500	44,153,530
Swire Pacific Ltd., Class A	1,000,500	6,214,940
Swire Pacific Ltd., Class B	1,797,500	1,836,084
Swire Properties Ltd.	2,115,600	6,017,102

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Techtronic Industries Co. Ltd.	3,462,000	61,735,409
WH Group Ltd.(b)	18,961,000	15,710,471
Wharf Real Estate Investment Co. Ltd.	3,477,000	19,637,680

		915,565,909

Macau — 1.4%
Galaxy Entertainment Group Ltd.*	4,284,000	29,032,853
MGM China Holdings Ltd.*	1,679,828	2,029,038
Sands China Ltd.*	4,877,379	16,612,611
SJM Holdings Ltd.*	4,223,000	3,808,803
Wynn Macau Ltd.*	2,927,916	3,752,444

		55,235,749

New Zealand — 2.4%
a2 Milk Co. Ltd. (The)*	1,493,715	6,494,473
Auckland International Airport Ltd.*	2,426,338	12,241,723
Contact Energy Ltd.	1,559,439	8,863,989
Fisher & Paykel Healthcare Corp. Ltd.	1,158,274	25,495,809
Fletcher Building Ltd.	1,656,154	8,818,535
Mercury NZ Ltd.	1,259,125	5,793,298
Meridian Energy Ltd.	2,522,512	9,171,588
Ryman Healthcare Ltd.	833,846	7,658,814
Spark New Zealand Ltd.	3,751,561	12,383,034

		96,921,263

Singapore — 9.7%
Ascendas, REIT	6,608,928	15,208,747
CapitaLand Integrated Commercial Trust, REIT	9,108,620	14,433,300
CapitaLand Ltd.*	5,018,100	14,908,619
City Developments Ltd.	929,200	4,687,350
ComfortDelGro Corp. Ltd.	4,049,800	4,698,229
DBS Group Holdings Ltd.	3,595,800	80,460,891
Frasers Property Ltd.	1,652,500	1,378,258
Genting Singapore Ltd.	11,393,300	6,798,372
Great Eastern Holdings Ltd.	114,300	1,823,231
Jardine Cycle & Carriage Ltd.	198,600	3,004,585
Keppel, REIT	3,909,200	3,465,300
Keppel Corp. Ltd.	2,888,000	11,675,574
Mapletree Commercial Trust, REIT	4,402,900	7,009,712
Mapletree North Asia Commercial Trust, REIT(b)	4,209,100	3,138,309
Olam International Ltd.	1,631,100	1,585,837
Oversea-Chinese Banking Corp. Ltd.	8,097,000	73,255,479
SATS Ltd.*	1,349,700	3,991,308
Sembcorp Industries Ltd.	1,789,700	2,760,702
Singapore Airlines Ltd.*	2,621,500	9,828,050
Singapore Exchange Ltd.	1,655,000	14,481,224
Singapore Technologies Engineering Ltd.	3,008,500	8,884,640
Singapore Telecommunications Ltd.	89,600	150,192
Singapore Telecommunications Ltd.	13,846,500	23,207,959
Suntec, REIT	4,339,900	4,670,346
United Overseas Bank Ltd.	3,095,900	59,854,857
UOL Group Ltd.	950,100	5,106,381
Venture Corp. Ltd.	542,700	7,612,374

		388,079,826

United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	5,424,500	39,633,060

United States — 0.9%
James Hardie Industries plc, CHDI	892,708	30,118,687
JS Global Lifestyle Co. Ltd.(b)	1,894,500	4,776,956

		34,895,643

TOTAL COMMON STOCKS (Cost $3,647,449,761)		3,996,061,586

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	10,984,304	10,984,304
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	2,015,797	2,015,797

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $13,000,101)		13,000,101

Total Investments — 100.0% (Cost $3,660,449,862)		4,009,061,687
Liabilities in Excess of Other Assets — 0.0%(e)		(797,106)

Net Assets — 100.0%		4,008,264,581

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.2%
Metals & Mining	11.8
Insurance	9.2
Capital Markets	7.0
Equity Real Estate Investment Trusts (REITs)	5.9
Real Estate Management & Development	4.9
Biotechnology	4.9
Hotels, Restaurants & Leisure	3.3
Food & Staples Retailing	2.8
Multiline Retail	2.7
Electric Utilities	2.3
Transportation Infrastructure	2.2
Industrial Conglomerates	2.1
Diversified Telecommunication Services	1.8
Oil, Gas & Consumable Fuels	1.6
Machinery	1.5
Health Care Providers & Services	1.5
Gas Utilities	1.3
Construction Materials	1.3
Health Care Equipment & Supplies	1.2
IT Services	1.2
Food Products	1.0
Others (each less than 1.0%)	6.0
Short-Term Investments	0.3

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $12,219,589.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Singapore Index	168	08/2021	SGD	4,479,752	64,402
SPI 200 Index	56	09/2021	AUD	7,532,824	144,040

					208,442

Abbreviations

AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$3,996,061,586	$—	$3,996,061,586
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	13,000,101	—	—	13,000,101

Total Investments in Securities	$13,000,101	$3,996,061,586	$—	$4,009,061,687

Appreciation in Other Financial Instruments
Futures Contracts	$208,442	$—	$—	$208,442

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$5,987,503	$202,000,000	$197,000,000	$(3,696)	$497	$10,984,304	10,984,304	$16,247	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,214,888	136,789,868	136,988,959	—	—	2,015,797	2,015,797	859	—

Total	$8,202,391	$338,789,868	$333,988,959	$(3,696)	$497	$13,000,101		$17,106	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.